Land Use Rights (Details) - Schedule of land use rights - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Cost:
Land use rights	¥ 47,334,839	¥ 47,334,839
Less: Accumulated amortization	(11,514,207)	(10,567,510)
Land use rights, net	¥ 35,820,632	¥ 36,767,329